INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of component of income tax provision reflected in the consolidated statements of operations

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Current:
Federal	$—	$—	$—	$—
Foreign	—	—	—	—
State	1,250	4,045	480	3,700

Total current	1,250	4,045	480	3,700

Deferred:
Federal	43,869	(229,778)	3,020	—
Foreign	—	—	—	—
State	(11,439)	(36,820)	—	—

Total deferred	32,430	(266,598)	3,020	—

Total provision (benefit)	33,680	(262,553)	3,500	3,700
Tax provision from discontinued operations	210	830	—	1,200

Total provision (benefit) from continuing operations	$33,470	$(263,383)	$3,500	$2,500

Schedule of pre-tax income (losses)

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Domestic	$97,303	$103,526	$(39,294)	$98,093
Foreign	457	(1,679)	124	7

Total	$97,760	$101,847	$(39,170)	$98,100

Schedule of the difference between the effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Income tax expense (benefit) at the federal statutory rate	$34,035	$34,902	$(13,470)	$21,600
Effect of:
State income taxes	195	1,479	(1,930)	2,500
Increase in reserve for uncertain tax positions	1,050	2,193	—	—
Federal and state credits	(2,985)	(2,600)	—	—
Change in net operating loss carryforward for excess tax deductions	—	(28,206)	—	—
Permanent items	1,485	537	20	100
Other	(1,100)	(6,088)	—	—
Valuation allowance	790	(265,600)	18,880	(21,700)

Income tax expense (benefit)	$33,470	$(263,383)	$3,500	$2,500

Effective income tax rate	34.4%	(264.1)%	(9.1)%	4.0%

Schedule of significant components of deferred income tax assets and liabilities

	December 31, 2014		December 31, 2013
	Deferred Income Tax		Deferred Income Tax
(In thousands)	Assets	Liabilities	Assets	Liabilities
	(Successor)		(Successor)
Tangible assets	$—	$(113,456)	$—	$(102,669)
Accrued reserves	31,430	—	33,156	—
Intangible assets	—	(101,725)	—	(89,761)
Receivables	—	(5,206)	—	(3,513)
Investments	—	(233,005)	—	(227,718)
Capital loss carryforwards	50	—	564	—
Pension postretirement and deferred compensation	33,581	—	29,290	—
Corporate borrowings	19,127	—	43,839	—
Deferred revenue	154,583	—	154,155	—
Lease liabilities	111,250	—	97,307	—
Capital and financing lease obligations	35,654	—	37,956	—
Alternative minimum tax and other credit carryovers	21,802	—	19,545	—
Charitable contributions	158	—	—	—
Net operating loss carryforwards	228,302	—	214,770	—

Total	$635,937	$(453,392)	$630,582	$(423,661)
Less: Valuation allowance	(790)	—	—	—

Total deferred income taxes	$635,147	$(453,392)	$630,582	$(423,661)

Schedule of rollforward of the Company's valuation allowance for deferred tax assets

(In thousands)	Balance at Beginning of Period	Additions Charged (Credited) to Revenues, Costs and Expenses	Charged (Credited) to Goodwill	Charged (Credited) to Other Accounts(1)	Balance at End of Period
Calendar Year 2014
Valuation allowance-deferred income tax assets	$—	790	—	—	$790
Calendar Year 2013
Valuation allowance-deferred income tax assets	$248,420	(265,600)	11,088	6,092	$—
From Inception August 31, 2012 through December 31, 2012
Valuation allowance-deferred income tax assets	$232,985	18,880	195	(3,640)	$248,420
March 30, 2012 through August 30, 2012
Valuation allowance-deferred income tax assets	$413,666	(21,700)	(158,981)	—	$232,985
(1)

Primarily relates to amounts resulting from the Company's tax sharing arrangement, changes in deferred tax assets and associated valuation allowance that are not related to income statement activity as well as amounts charged to other comprehensive income.

Schedule of reconciliation of the change in the amount of unrecognized tax benefits

(In millions)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Balance at beginning of period	$27.4	$21.9	$22.4	$22.7
Gross increases—current period tax positions	1.6	3.8	—	0.6
Gross increases—prior period tax positions	1.5	2.2	—	—
Favorable resolutions with authorities	—	(0.5)	—	—
Cash settlements	—	—	(0.5)	(0.9)

Balance at end of period	$30.5	$27.4	$21.9	$22.4